Intangible assets and property, plant and equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets and goodwill
Beginning balance	€ 1,143
Ending balance	878	€ 1,143
Changes in property, plant and equipment
Balance, at beginning of the period	23,774
Balance, at end of the period	23,719	23,774
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	2,572	2,458
Additions	76	158
Disposals	61	42
FX	4	(2)
Ending balance	2,591	2,572
Changes in property, plant and equipment
Balance, at beginning of the period	36,154	41,119
Additions	3,077	954
Disposals	3,277	4,974
FX	983	(945)
Balance, at end of the period	36,937	36,154
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(1,429)	(1,102)
Additions	342	354
Disposals	(61)	(26)
FX	(3)	(1)
Ending balance	(1,713)	(1,429)
Changes in property, plant and equipment
Balance, at beginning of the period	(12,380)	(13,776)
Additions	2,758	3,088
Disposals	(2,355)	(4,180)
FX	435	(304)
Balance, at end of the period	(13,218)	(12,380)
Property
Changes in property, plant and equipment
Balance, at beginning of the period	18,698
Balance, at end of the period	18,048	18,698
Property | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	22,463	22,885
Additions	7	13
Disposals	65	65
Transfers	59
FX	479	(370)
Balance, at end of the period	22,943	22,463
Property | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(3,765)	(2,840)
Additions	984	1,001
Disposals		(2)
FX	146	(74)
Balance, at end of the period	(4,895)	(3,765)
Production equipment
Changes in property, plant and equipment
Balance, at beginning of the period	3,982
Balance, at end of the period	4,329	3,982
Production equipment | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	9,660	14,032
Additions	2,327	752
Disposals	3,063	4,595
FX	434	(529)
Balance, at end of the period	9,358	9,660
Production equipment | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(5,678)	(8,253)
Additions	1,332	1,551
Disposals	(2,222)	(3,921)
FX	241	(205)
Balance, at end of the period	(5,029)	(5,678)
Other PPE
Changes in property, plant and equipment
Balance, at beginning of the period	1,039
Balance, at end of the period	894	1,039
Other PPE | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	3,976	4,142
Additions	295	189
Disposals	148	314
FX	65	(41)
Balance, at end of the period	4,188	3,976
Other PPE | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(2,937)	(2,683)
Additions	442	536
Disposals	(133)	(257)
FX	48	(25)
Balance, at end of the period	(3,294)	(2,937)
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period	55
Balance, at end of the period	448	55
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	55	60
Additions	448
Disposals	1
Transfers	(59)
FX	5	(5)
Balance, at end of the period	448	55
Software
Changes in intangible assets and goodwill
Beginning balance	806
Ending balance	565	806
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	2,046	1,551
Additions	45	69
Disposals	61	26
Transfer	30	454
FX	4	(2)
Ending balance	2,064	2,046
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(1,240)	(940)
Additions	317	327
Disposals	(61)	(26)
FX	(3)	(1)
Ending balance	(1,499)	(1,240)
Licenses
Changes in intangible assets and goodwill
Beginning balance	56
Ending balance	31	56
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	245	245
Ending balance	245	245
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(189)	(162)
Additions	25	27
Ending balance	(214)	(189)
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance	281
Ending balance	282	281
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	281	662
Additions	31	89
Disposals		16
Transfer	(30)	(454)
Ending balance	€ 282	€ 281